Lease Agreements (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Notes Payable	$ 1,030,079
Interest rate	4.25%	6.00%
Weighted average remaining lease term	1 year 8 months 12 days
Financial Institution [Member]
Notes Payable	$ 813
Debt maturity	Jul. 31, 2020
Lease term	5 years
Financial Institution [Member] | Financing lease [Member]
Monthly lease payment	$ 19,173
Lease term	2 years
Lease expiration date	Jul. 31, 2022
Financial Institution [Member] | Minimum [Member]
Notes Payable	$ 263
Interest rate	4.50%
Financial Institution [Member] | Minimum [Member] | Financing lease [Member]
Monthly lease payment	$ 1,083
Financial Institution [Member] | Maximum [Member]
Notes Payable	$ 461
Interest rate	4.75%
Lease term	3 years
Financial Institution [Member] | Maximum [Member] | Financing lease [Member]
Monthly lease payment	$ 4,806